UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21759

Name of Fund: BlackRock Long-Horizon Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-

Horizon Equity Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Long-Horizon Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 1.0%
MercadoLibre, Inc. (a)	59,403	$5,731,795
Belgium — 3.8%
Anheuser-Busch InBev NV	241,976	23,191,641
Denmark — 1.7%
Novo Nordisk A/S	259,945	10,289,920
Finland — 2.2%
Kone OYJ, Class B	324,630	13,173,743
Hong Kong — 0.1%
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	3,106,585	310,658
FU JI Food and Catering Services Holdings Ltd. (b)	129,157	25,318

		335,976
India — 2.6%
HDFC Bank Ltd.	1,569,131	15,811,657
Sweden — 2.9%
Assa Abloy AB, Class B	352,169	17,534,357
Switzerland — 17.0%
Cie Financiere Richemont SA, Class A	228,653	21,151,534
Nestle SA, Registered Shares	450,498	32,648,175
Roche Holding AG	105,130	28,844,051
The Swatch Group AG	33,926	20,163,079

		102,806,839
Taiwan — 0.0%
Chunghwa Telecom Co. Ltd.	1	3
United Kingdom — 12.7%
British American Tobacco PLC	456,792	21,797,058
British Sky Broadcasting Group PLC	1,322,411	19,043,449
Delta Topco Ltd.	1,559,597	936,850
Imperial Tobacco Group PLC	952,564	34,761,081

		76,538,438
United States — 55.3%
AMETEK, Inc.	270,658	13,375,918
AutoZone, Inc. (b)	62,043	30,715,008
Citigroup, Inc.	275,159	13,050,792
Coach, Inc.	506,529	24,257,674
Cognizant Technology Solutions Corp., Class A (b)	196,077	19,003,783
Comcast Corp., Class A	405,364	22,072,070
DIRECTV (b)	401,289	27,861,495
Discovery Communications, Inc., Class A (b)	276,663	22,072,174
JPMorgan Chase & Co.	264,748	14,656,449
McDonald’s Corp.	206,281	19,425,482

Common Stocks		Shares	Value
United States (concluded)
Microsoft Corp.		577,038	$21,840,888
Newell Rubbermaid, Inc.		1,033,541	31,936,417
Pfizer, Inc.		653,988	19,881,235
Philip Morris International, Inc.		291,386	22,768,902
Praxair, Inc.		108,233	13,498,820
Twitter, Inc. (a)(b)		4,782	308,439
Veeco Instruments, Inc. (a)(b)		442,506	16,819,653

			333,545,199
Total Common Stocks — 99.3%			598,959,568

Corporate Bonds		Par (000)
China — 0.0%
China Milk Products Group Ltd., 0.00%, 1/05/2012 (b)(c)(d)	USD	1,000	10,000
Hong Kong — 0.0%
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/2010 (b)(c)(d)(e)	CNY	10,800	—
United Kingdom — 0.2%
Delta Topco Ltd., 10.00%, 11/24/60 (e)(f)	USD	1,289	1,276,952
Total Corporate Bonds — 0.2%			1,286,952

Investment Companies		Shares
Vietnam — 0.0%
Vinaland Ltd. (b)		2,372	1,204
Total Long-Term Investments (Cost — $506,303,590) — 99.5%			600,247,724

		Beneficial Interest (000)
Short-Term Securities
Money Market Funds BlackRock Liquidity Series, LLC, Money Market Series, 0.14% (g)(h)(i)	USD	12,323	12,322,876
Total Short-Term Securities (Cost — $12,322,876) — 2.0%			12,322,876

BLACKROCK LONG-HORIZON EQUITY FUND	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock Long-Horizon Equity Fund (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $518,626,466*) — 101.5%	$612,570,600
Liabilities in Excess of Other Assets — (1.5)%	(9,333,427)

Net Assets — 100.0%	$603,237,173

* As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$518,876,276
Gross unrealized appreciation	$107,917,807
Gross unrealized depreciation	(14,223,483)

Net unrealized appreciation	$93,694,324

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(d)	Zero-coupon bond.

(e)	Convertible security.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2013	Net Activity	Shares/Beneficial Interest Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,318,314	(4,318,314)	—	$47
BlackRock Liquidity Series, LLC, Money Market Series	15,441,542	(3,118,666)	12,322,876	$10,807

(h)	Represents the current yield as of report date.

(i)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	HKD	Hong Kong Dollar
	USD	US Dollar

•	Foreign currency exchange contracts outstanding as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	2,490,329	HKD	19,334,869	HSBC Bank PLC	2/05/14	$(58)
USD	7,625,839	HKD	59,224,555	HSBC Bank PLC	2/05/14	(2,456)
HKD	22,688,235	USD	2,921,421	Goldman Sachs International	2/06/14	890
USD	2,922,251	HKD	22,688,235	HSBC Bank PLC	2/06/14	(60)
Total						$(1,684)

See Notes to Financial Statements.

2	BLACKROCK LONG-HORIZON EQUITY FUND	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Long-Horizon Equity Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$5,731,795	—	—	$5,731,795
Belgium	—	$23,191,641	—	23,191,641
Denmark	10,289,920	—	—	10,289,920
Finland	—	13,173,743	—	13,173,743
Hong Kong	—	335,976	—	335,976
India	—	15,811,657	—	15,811,657
Sweden	—	17,534,357	—	17,534,357
Switzerland	—	102,806,839	—	102,806,839
Taiwan	—	3	—	3
United Kingdom	19,043,449	56,558,139	$936,850	76,538,438
United States	333,545,199	—	—	333,545,199
Corporate Bonds	—	—	1,286,952	1,286,952
Investment Companies	1,204	—	—	1,204
Short-Term Securities:
Money Market Funds	—	12,322,876	—	12,322,876

Total	$368,611,567	$241,735,231	$2,223,802	$612,570,600

BLACKROCK LONG-HORIZON EQUITY FUND	JANUARY 31, 2014	3

Schedule of Investments (concluded)	BlackRock Long-Horizon Equity Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$890	—	—	$890
Liabilities:
Foreign currency exchange contracts	(2,574)	—	—	(2,574)

Total	$(1,684)	—		$(1,684)

[1] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/deprecation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$432	—	—	$432
Liabilities:
Bank overdraft		$(8,520,735)		(8,520,735)
Collateral on securities loaned at value	—	(12,322,876)	—	(12,322,876)

Total	$432	$(20,843,611)		$(20,843,179)

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of October 31, 2013, securities with a value of $19,870,097 were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of January 31, 2014. Therefore, these securities were transferred from Level 2 to Level 1 during the period November 1, 2013 to January 31, 2014.

4	BLACKROCK LONG-HORIZON EQUITY FUND	JANUARY 31, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Horizon Equity Fund

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Horizon Equity Fund

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Horizon Equity Fund

Date: March 25, 2014

By:	/s/ NEAL J. ANDREWS
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Horizon Equity Fund

Date: March 25, 2014